First Quarter Report
May 31, 2023 (Unaudited)
Columbia Overseas Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Australia 4.5%
Ansell Ltd.	368,914	6,423,794
Northern Star Resources Ltd.	1,856,473	15,699,817
Paladin Energy Ltd.(a)	9,517,824	3,375,404
Santos Ltd.	2,575,066	12,189,660
Total		37,688,675
Austria 0.6%
Kontron AG	236,577	4,849,621
Brazil 0.4%
JBS S/A	890,404	2,966,083
Canada 5.8%
Alimentation Couche-Tard, Inc.	301,405	14,593,997
Cameco Corp.	480,756	13,384,247
Pan American Silver Corp.	279,952	4,263,669
Vermilion Energy, Inc.	286,468	3,113,907
West Fraser Timber Co., Ltd.	35,549	2,399,001
Whitecap Resources, Inc.	1,493,956	10,223,832
Total		47,978,653
China 1.1%
China Merchants Bank Co., Ltd., Class H	1,437,000	6,682,269
Li Ning Co., Ltd.	453,000	2,433,979
Total		9,116,248
Denmark 1.6%
Novo Nordisk A/S, Class B	82,527	13,281,156
Finland 1.5%
UPM-Kymmene OYJ	410,667	12,345,409
France 5.8%
DBV Technologies SA, ADR(a)	158,287	308,660
Eiffage SA	153,616	16,405,078
Sanofi	201,617	20,570,386
TotalEnergies SE	166,883	9,417,344
Worldline SA(a)	48,128	1,875,960
Total		48,577,428
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 2.0%
Duerr AG	163,830	4,805,138
E.ON SE	592,861	7,187,435
KION Group AG	127,328	4,468,801
Total		16,461,374
Hong Kong 0.4%
WH Group Ltd.	6,472,402	3,383,726
Ireland 1.8%
Amarin Corp. PLC, ADR(a)	107,069	125,271
Flutter Entertainment PLC(a)	76,155	14,957,074
Total		15,082,345
Israel 3.2%
Bank Hapoalim BM	1,124,011	9,048,231
Check Point Software Technologies Ltd.(a)	138,788	17,322,130
Total		26,370,361
Japan 21.2%
Amano Corp.	298,900	6,203,361
BayCurrent Consulting, Inc.	260,100	9,506,990
Denso Corp.	89,700	5,523,214
Hitachi Ltd.	73,200	4,212,844
Invincible Investment Corp.	6,378	2,712,342
ITOCHU Corp.	579,300	19,556,010
JustSystems Corp.	104,800	3,163,516
Kinden Corp.	318,600	4,159,577
MatsukiyoCocokara & Co.	276,700	14,811,599
Mebuki Financial Group, Inc.	1,870,900	4,395,042
Meitec Corp.	157,500	2,616,251
Mitsubishi UFJ Financial Group, Inc.	1,850,800	12,307,428
Nihon M&A Center Holdings, Inc.	376,000	2,628,701
ORIX Corp.	664,000	11,286,850
Round One Corp.	1,852,600	8,558,183
Shimamura Co., Ltd.	69,800	6,310,038
Ship Healthcare Holdings, Inc.	489,900	8,325,669
Suntory Beverage & Food Ltd.	172,600	6,348,514
Takeda Pharmaceutical Co., Ltd.	601,377	19,139,475
Takuma Co., Ltd.	351,400	3,577,193
2	Columbia Overseas Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toppan Printing Co., Ltd.	375,700	8,025,878
Uchida Yoko Co., Ltd.	87,300	3,165,029
USS Co., Ltd.	479,900	7,798,624
ValueCommerce Co., Ltd.	130,700	1,312,070
Total		175,644,398
Netherlands 9.7%
Adyen NV(a)	3,292	5,391,776
ASR Nederland NV	349,251	14,883,944
ING Groep NV	1,034,371	12,744,576
Koninklijke Ahold Delhaize NV	498,509	15,803,908
Prosus NV(a)	193,324	12,740,937
Shell PLC	683,183	18,782,744
Total		80,347,885
Norway 1.4%
SalMar ASA	128,764	5,681,278
Yara International ASA	167,506	6,259,526
Total		11,940,804
Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	33,398	—
Singapore 2.6%
BW LPG Ltd.	284,943	2,438,173
DBS Group Holdings Ltd.	359,300	8,044,756
Venture Corp., Ltd.	967,400	10,853,223
Total		21,336,152
South Africa 0.3%
Impala Platinum Holdings Ltd.	346,207	2,779,703
South Korea 2.5%
Hyundai Home Shopping Network Corp.	62,773	2,198,994
Samsung Electronics Co., Ltd.	224,403	12,039,325
Youngone Corp.	192,797	6,530,334
Total		20,768,653
Sweden 0.2%
Stillfront Group AB(a)	1,073,652	1,966,774
Switzerland 4.8%
Landis+Gyr Group AG(a)	86,686	7,670,612
Nestlé SA, Registered Shares	74,802	8,866,753
Novartis AG, Registered Shares	63,872	6,121,922
Common Stocks (continued)
Issuer	Shares	Value ($)
UBS AG	904,908	17,252,376
Total		39,911,663
Taiwan 4.1%
Fubon Financial Holding Co., Ltd.	6,066,425	11,980,081
Parade Technologies Ltd.	427,000	14,123,693
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	37,948	3,741,293
Tripod Technology Corp.	945,000	3,948,513
Total		33,793,580
United Kingdom 13.9%
AstraZeneca PLC, ADR	405,215	29,613,112
British American Tobacco PLC	529,994	16,776,745
Crest Nicholson Holdings PLC	789,056	2,383,021
DCC PLC	217,217	12,447,269
Intermediate Capital Group PLC	238,579	4,140,988
JD Sports Fashion PLC	6,004,851	11,392,831
John Wood Group PLC(a)	775,838	1,356,363
Just Group PLC	3,294,442	3,454,716
Liberty Global PLC, Class C(a)	665,115	11,320,257
TP Icap Group PLC	4,163,229	7,845,956
Vodafone Group PLC	15,460,896	14,702,251
Total		115,433,509
United States 8.5%
ACADIA Pharmaceuticals, Inc.(a)	25,382	596,477
Broadcom, Inc.	12,882	10,408,141
Burford Capital Ltd.	728,117	9,654,831
Energy Fuels, Inc.(a)	523,075	3,075,681
Insmed, Inc.(a)	88,299	1,680,330
Jazz Pharmaceuticals PLC(a)	91,030	11,666,405
Livent Corp.(a)	364,082	8,392,090
Primo Water Corp.	923,573	11,886,385
Quotient Ltd.(a)	8,541	356
Roche Holding AG, Genusschein Shares	37,780	12,033,266
Sage Therapeutics, Inc.(a)	30,588	1,514,106
Total		70,908,068
Total Common Stocks (Cost $790,579,737)		812,932,268

Columbia Overseas Core Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2023 (Unaudited)
Exchange-Traded Equity Funds 1.5%
	Shares	Value ($)
United States 1.5%
iShares MSCI EAFE ETF	173,908	12,290,078
Total Exchange-Traded Equity Funds (Cost $12,570,878)		12,290,078

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 5.241%(f),(g)	3,450,668	3,448,943
Total Money Market Funds (Cost $3,448,800)		3,448,943
Total Investments in Securities (Cost $806,599,415)		828,671,289
Other Assets & Liabilities, Net		1,576,255
Net Assets		$830,247,544
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
40,032,000 CAD	29,730,852 USD	Morgan Stanley	06/15/2023	230,797	—
6,987,000 CAD	5,140,173 USD	Morgan Stanley	06/15/2023	—	(8,630)
175,750,000 DKK	25,743,674 USD	Morgan Stanley	06/15/2023	493,052	—
23,595,000 EUR	25,747,902 USD	Morgan Stanley	06/15/2023	507,575	—
1,640,447,000 JPY	12,114,309 USD	Morgan Stanley	06/15/2023	315,622	—
25,584,621,000 KRW	19,448,591 USD	Morgan Stanley	06/15/2023	129,925	—
274,902,000 NOK	26,112,673 USD	Morgan Stanley	06/15/2023	1,330,975	—
123,120,000 SEK	12,048,735 USD	Morgan Stanley	06/15/2023	694,779	—
28,816,000 SGD	21,521,109 USD	Morgan Stanley	06/15/2023	202,522	—
1,228,776,000 TWD	40,546,036 USD	Morgan Stanley	06/15/2023	524,658	—
12,219,926 USD	18,129,000 AUD	Morgan Stanley	06/15/2023	—	(421,947)
12,235,436 USD	10,891,000 CHF	Morgan Stanley	06/15/2023	—	(258,373)
33,976,876 USD	230,110,000 DKK	Morgan Stanley	06/15/2023	—	(916,162)
97,145,462 USD	88,310,000 EUR	Morgan Stanley	06/15/2023	—	(2,677,429)
10,463,482 USD	8,420,000 GBP	Morgan Stanley	06/15/2023	13,605	—
14,595,592 USD	157,610,000 NOK	Morgan Stanley	06/15/2023	—	(387,461)
14,773,423 USD	23,981,000 NZD	Morgan Stanley	06/15/2023	—	(330,498)
32,809,951 USD	341,691,000 SEK	Morgan Stanley	06/15/2023	—	(1,299,679)
23,498,973 USD	31,170,000 SGD	Morgan Stanley	06/15/2023	—	(438,855)
Total				4,443,510	(6,739,034)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Broadcom, Inc.	Morgan Stanley	USD	(3,393,432)	(42)	950.00	6/16/2023	(53,881)	(51,030)
4	Columbia Overseas Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(d)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	2,640,181	51,298,894	(50,490,266)	134	3,448,943	(1,774)	57,098	3,450,668
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Overseas Core Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT297_02_N01_(07/23)